Total Unrecognized Compensation Costs Related to Non-Vested Stock-Based Compensation Arrangements (Detail) - USD ($)	Jun. 30, 2017	Mar. 31, 2017
Employee Service Share -Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized [Line Items]
Unrecognized compensation cost	$ 791,000
Common stock options
Employee Service Share -Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized [Line Items]
Unrecognized compensation cost		$ 435,739